INCOME TAXES (Details 1)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Nov. 30, 2020 CAD ($)
Deferred Income Tax Liabilities, Intangibles	$ 347,958		$ 464,000
Total		$ 347,958,000	$ 464,000,000